RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [Abstract]
Schedule of Compensation
	December 31, 2024	December 31, 2023
	US$’000	US$’000
Short-term employee benefits	843	1,774
Performance related bonus	260	211
Post-employment benefits	39	26
Share-based compensation benefits as calculated under IFRS 2	931	1,601

	2,073	3,612

Schedule of Company's Shares and Share Option Plan
	‘A’ Ordinary Shares	Share options
At January 1, 2024	11,117,777	30,387,336
Shares purchased during the year	200,000	-
Granted	-	5,600,000
Expired / forfeited	-	(2,994,000)

At December 31, 2024	11,317,777	32,993,336

	‘A’ Ordinary Shares	Share options
At January 1, 2023	11,117,777	40,547,336
Options of retired director	-	(20,000,000)
Granted	-	14,000,000
Expired / forfeited	-	(4,160,000)

At December 31, 2023	11,117,777	30,387,336